Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Components Of Deferred Tax Assets And Liabilities

	December 31,
(In Thousands)	2012	2011
Deferred tax assets:	(As Restated)	(As Restated)
Asset retirement obligation	$14,156	$10,010
Equity investment in unconsolidated subsidiary	2,690	2,690
Net operating loss carryforward	7,351	6,491
Capital loss carryforward	238	-
Accrued bonus	-	962
Other	223	414
Total deferred tax assets	$24,658	$20,567

Deferred tax liabilities:
Property, plant, and equipment	$(157,921)	$(132,297)
Commodity derivatives	(4,461)	(4,342)
Total deferred tax liabilities	$(162,382)	$(136,639)

Components Of Income Tax Provision (Benefit)

(In Thousands)	2012	2011	2010
Current income tax expense:	(As Restated)	(As Restated)	(As Restated)
Federal	$(21,697)	$560	$21,234
State and local	(1,751)	2,461	2,064
	$(23,448)	$3,021	$23,298

Deferred income tax (benefit) expense:
Federal	$20,049	$9,737	$(9,635)
State and local	1,603	4,537	(7,869)
	$21,652	$14,274	$(17,504)

Total income tax provision	$(1,796)	$17,295	$5,794

Schedule Of Effective Tax Rate

	2012	2011	2010
	(As Restated)	(As Restated)	(As Restated)
Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local taxes, net of federal benefit	9.6%	3.5%	-1.6%
Deferred rate change	0.9%	0.4%	-8.1%
Correction of prior period items	0.0%	5.8%	0.0%
Depletion in excess of basis	15.0%	-1.7%	-1.9%
Section 199 deduction	1.7%	-0.2%	-4.5%
Release of valuation allowance on capital loss carryover	0.0%	-2.5%	0.0%
Return to provision true-up	-20.6%	0.0%	0.0%
Other	-0.7%	0.2%	-1.4%
	40.9%	40.5%	17.5%